Fair Value Measurements - Schedule of Fair Value of Working Capital Note (Details) - GIGCAPITAL5, INC - Working Capital Note - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 257,492	$ 0
Additions	1,240,000	260,000
Change in fair value	8,897	(2,508)
Ending balance	$ 1,506,389	$ 257,492